Discontinued Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Discontinued Operations

6.	Discontinued Operations

During September 2011, the Company committed to a plan to divest or wind down its Pioneer Wind Energy Systems Inc. subsidiary which was established by the Company in 2010 to market its utility scale wind turbine designs, after-sales services and equipment financing to community wind and industrial customers. This decision is part of the Company’s strategy to focus on businesses that create the most shareholder value. Weak domestic wind energy market conditions combined with the inability of the Company to establish an arrangement, on commercially acceptable terms, with a qualified third party to provide outsourced parts procurement and assembly services, caused the Company to reduce and extend further out into the future its projected sales and operating profit of the business. The decision to divest or wind down the business resulted in a non-cash asset impairment charge of $1.6 million to adjust the carrying value of the subsidiary’s assets to their fair value. This impairment charge was recognized in the third quarter of 2011 on certain inventory, property, plant and equipment and other assets. In addition, the Company recognized a $0.6 million charge related to its expected future severance, rent and insurance payment obligations.

The results of operations for Pioneer Wind Energy Systems Inc. are reported as discontinued operations for all periods presented and are summarized as follows (in thousands):

	Year Ended December 31,
	2011	2010
Net sales	$-	$-
Loss from operations of discontinued business (1)	(2,531)	(288)
Income tax expense	-	-
Loss from discontinued operations, net of tax	$(2,531)	$(288)

(1)	Includes non-cash asset impairment charges of $1.6 million during the year ended December 31, 2011. Loss from operations before tax in 2010 includes a $0.7 million non-cash gain.

The following is a summary of the December 31, 2011 assets and liabilities of discontinued operations (in thousands):

Inventories, net	$78
Prepaid expenses and other current assets	330
Property, plant and equipment, net	49
Assets of discontinued operations	$457

Accounts payable	$46
Accrued liabilities	508
Other long-term liabilities	-
Liabilities of discontinued operations	$554